N-4	Jul. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Jul. 10, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract.

Effective August 17, 2026, the LVIP American Century International Fund will no longer be available for Contracts purchased on or after that date.